Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 162.8	$ 197.8
Possible decrease in risk variable, impact on pre-tax earnings	(162.8)	(197.8)
Currency risk | Currency swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(168.2)	(210.7)
Possible decrease in risk variable, impact on pre-tax earnings	168.2	210.7
Currency risk | Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(0.9)	(4.6)
Possible decrease in risk variable, impact on pre-tax earnings	$ 0.9	$ 4.6
Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%